Note 7 - Investment Securities Available for Sale (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 7 - Investment Securities Available for Sale (Details) [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	3	2
Percentage of Aggregate Depreciation Held by Two Debt Securities	0.60%
Asset Impairment Charges	$ 0	$ 0
Proceeds from Sale of Available-for-sale Securities	$ 1,721,000	$ 0
Bond Funds [Member]
Note 7 - Investment Securities Available for Sale (Details) [Line Items]
Available-for-sale, Securties Sold	2
Available-for-sale Securities, Cost	$ 1,700,000
Available-for-sale Securities, Gross Realized Losses	75,000
Available-for-sale Securities, Gross Realized Gains	$ 0